Property, plant and equipment (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Beginning balance	R$ 37,763	R$ 37,223
Acquisitions	4,114	4,951
Additions through acquisition	47	77
Capitalized financial charges	298	203
Foreign currency translation adjustment	455	(845)
Disposals	(397)	(149)
Depreciation	(3,875)	(3,697)
Net book value	38,405	37,763
Cost	80,295	76,529
Accumulated depreciation	(41,890)	(38,766)
Ending balance	38,405	37,763
Land [member]
IfrsStatementLineItems [Line Items]
Beginning balance	668	688
Foreign currency translation adjustment	(7)	(20)
Transfers by concluded projects	2
Disposals	(60)
Net book value	603	668
Cost	603	668
Ending balance	603	668
Buildings [member]
IfrsStatementLineItems [Line Items]
Beginning balance	4,966	5,181
Acquisitions	14	2
Additions through acquisition	9	21
Foreign currency translation adjustment	255	(122)
Transfers by concluded projects	188	87
Disposals	(3)
Depreciation	(219)	(203)
Net book value	5,210	4,966
Cost	9,120	8,528
Accumulated depreciation	(3,910)	(3,562)
Ending balance	5,210	4,966
Machinery And Facilities [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	25,218	26,292
Acquisitions	312	297
Additions through acquisition	34	56
Foreign currency translation adjustment	189	(656)
Transfers by concluded projects	3,100	2,688
Disposals	(180)	(112)
Depreciation	(3,469)	(3,347)
Net book value	25,204	25,218
Cost	61,307	58,708
Accumulated depreciation	(36,103)	(33,490)
Ending balance	25,204	25,218
Projects And Stoppage In Progress [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	6,308	4,449
Acquisitions	3,780	4,644
Additions through acquisition	1
Capitalized financial charges	298	203
Foreign currency translation adjustment	23	(39)
Transfers by concluded projects	(3,713)	(2,915)
Disposals	(147)	(34)
Net book value	6,550	6,308
Cost	6,550	6,308
Ending balance	6,550	6,308
Other [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	603	613
Acquisitions	8	8
Additions through acquisition	3
Foreign currency translation adjustment	(5)	(8)
Transfers by concluded projects	424	140
Disposals	(6)	(3)
Depreciation	(187)	(147)
Net book value	840	603
Cost	2,717	2,317
Accumulated depreciation	(1,877)	(1,714)
Ending balance	R$ 840	R$ 603